CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, at fair value:
Real estate properties (cost: $10,358.3 and $9,449.1)	$ 9,857.6	$ 8,115.5
Real estate joint ventures and limited partnerships (cost: $2,193.3 and $2,223.3)	1,898.9	1,629.1
Marketable securities:
Real estate related (cost: $895.3 and $480.4)	927.9	495.3
Other (cost: $2,802.6 and $2,396.6)	2,802.8	2,396.7
Total investments (cost: $16,249.5 and $14,549.4)	15,487.2	12,636.6
Cash and cash equivalents	17.5	12.9
Due from investment advisor	6.8	11.1
Other	238.4	179.3
TOTAL ASSETS	15,749.9	12,839.9
LIABILITIES
Mortgage loans payable, at fair value—Note 9 (principal outstanding: $2,008.6 and $1,842.9)	2,028.2	1,860.2
Accrued real estate property level expenses	166.9	153.7
Other	27.6	22.9
TOTAL LIABILITIES	2,222.7	2,036.8
COMMITMENTS AND CONTINGENCIES—Note 12
NET ASSETS
Accumulation Fund	13,227.2	10,535.7
Annuity Fund	300.0	267.4
TOTAL NET ASSETS	$ 13,527.2	$ 10,803.1
NUMBER OF ACCUMULATION UNITS OUTSTANDING— Note 11 (in Shares)	53.4	48.1
NET ASSET VALUE, PER ACCUMULATION UNIT—Note 10 (in Dollars per share)	$ 247.654	$ 219.173